Statutory Accounting Principles (Schedule Of Statutory Policyholder's Surplus And Net Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 206.0	$ 110.9	$ 123.9
Surplus	$ 777.6	$ 841.5	$ 705.2